Commitments and Contingencies - Additional Information (Details)			12 Months Ended
	Mar. 05, 2024	Nov. 25, 2022 USD ($)	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Area of office space leased | ft²			9,091
Lessee, operating lease, option to extend			The lease expires in October 2025 and there is no option to renew for an additional term.
Lease, expiration month and year			2025-10
Lessee, Operating Lease, Existence of Option to Extend [true false]			false
Cash paid for amounts included in the measurement of operating lease liabilities			$ 206,000	$ 189,000
Contingent liabilities			$ 0
Line of credit facility, interest rate during period			6.00%
ALOM Agreement | ALOM
Loss Contingencies [Line Items]
Purchase commitment commencement date		Apr. 01, 2023
Purchase commitments with third-party suppliers		$ 25,000
Initial term of agreement		3 years
Purchase commitment termination written notice period		60 days
ALOM Agreement | ALOM | Subsequent Events
Loss Contingencies [Line Items]
Extended Agreement Date	Dec. 31, 2024